Leases (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Rent expense	$ 1,700	$ 1,636	$ 856
Anta Agreement [Member]
Statement [Line Items]
Rent expense	$ 521	$ 459	$ 729